Exhibit 99.1

Item 4 and Item 5

Agreed Upon Procedures Report

Orange Lake Country Club, Inc.

Orange Lake Timeshare Trust 2016-A

October 7, 2016

Orange Lake Country Club, Inc. and

Wilson Resort Finance, LLC

8505 West Irlo Bronson Memorial Highway

Kissimmee, Florida 34747-8201

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park

Floor 11

New York, New York 10036

Deutsche Bank Securities Inc.

60 Wall Street

3rd Floor

New York, New York 10005

BB&T Capital Markets

1133 Avenue of the Americas

27th Floor

New York, New York 10036

J.P. Morgan Securities LLC

10 S. Dearborn

16th Floor

Chicago, Illinois 60603

SunTrust Bank

200 S. Orange Avenue

SOAB 5

Orlando, Florida 32801

Grant Thornton LLP 200 S Orange Avenue, Suite 2050 Orlando, FL 32801-3410 T 407.481.5100 F 407.481.5190 GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS

Re:	Orange Lake Timeshare Trust 2016-A (the “Trust” or the “Issuer”) and

Timeshare Loan-Backed Notes, Series 2016-A,

Class A & B (the “Notes”)

INDEPENDENT ACCOUNTANTS REPORT ON APPLYING AGREED-UPON PROCEDURES

To Orange Lake Country Club, Inc., Wilson Resort Finance, LLC, and Merrill Lynch, Pierce, Fenner & Smith Incorporated, Deutsche Bank Securities Inc., BB&T Capital Markets, JP Morgan Chase Securities LLC, and SunTrust Bank:

We have performed the procedures enumerated below, which were agreed to by the above-named addressees (the “Addressees”) solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of timeshare loans (the “Timeshare Loans”) that will secure the Notes. The Addressees are responsible for the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Addressees of this report. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

2

Orange Lake Country Club, Inc. and Wilson Resort Finance, LLC (the “Company”) advised us that the Notes are expected to:

a)	Be issued by the Trust,

b)	Be offered pursuant to the Trust’s Confidential Offering Circular and

c)	Be backed by a pool of Timeshare Loans.

The procedures we performed and our findings are as follows:

1.	We obtained an electronic data file for a population of timeshare loans as of August 31, 2016 provided by the Company (the “Electronic Data File”). The Company has indicated this population of timeshare loans was derived from the Company’s Daybreak Timeshare Loan Servicing System (“Daybreak”).

2.	From the Electronic Data File, we made a selection of 100 timeshare loans (“Sample Loans”).

3.	For each of the Sample Loans listed in Exhibit 1, we compared the characteristics listed in Exhibit 2 (the “Sample Characteristics”) as shown on the Electronic Data File with the corresponding information in the copies of the Company documents (the “Source Documents”) of the related sample loan file (the “Loan File”) provided by the Company. When more than one Source Document was available for a Sample Characteristic, we used the highest priority Source Document that we located in the Loan File.

We identified one Sample Loan (Sample Loan number 19) where the obligor state of residence noted in the Electronic Data File did not agree to the Source Documents listed in Exhibit 2. For Sample Loan Number 19, the obligor requested an address change that we agreed to Daybreak.

We identified one Sample Loan (Sample Loan number 19) where the current rate noted in the Electronic Data File did not agree to the Source Documents listed in Exhibit 2. In this instance, the obligor requested an interest rate reduction in connection with the Servicemembers Civil Relief Act.

We identified that the Company has not obtained a FICO score for certain timeshare loans in the Electronic Data File. The Company does not have FICO scores available for timeshare loans with owners who reside outside of the United States or who do not have credit history. The Company does not have a credit agency report for timeshare loans that originated prior to July 2008. This procedure was only performed for those Sample Loans which had a FICO score within the Electronic Data File. There were no Sample Loans noted that originated prior to July 2008. The Source Document used to compare the FICO score was the Company’s electronic download from the credit agency’s website for the respective day the original FICO score was obtained. For Sample Loans related to owners who reside outside of the United Sates, the obligor country and completion date per the Purchase Agreement were compared to the Electronic Data File. Listed below are those Sample Loans that were associated with foreign timeshare loan owners or did not have an original FICO score.

Foreign Sample Loans:	Other Sample Loans Without FICO Score:
Sample Loan number 49	Sample Loan number 32
Sample Loan number 53	Sample Loan number 52
Sample Loan number 57	Sample Loan number 67
Sample Loan number 58	Sample Loan number 71
Sample Loan number 65
Sample Loan number 74

Except for the instances noted above, all such Sample Characteristics as shown in the Electronic Data File were in agreement with the Source Documents.

3

4.	For each of the Sample Loans, we recalculated the number of delinquent days as provided on the Electronic Data File by obtaining the last payment from Daybreak through August 31, 2016, and comparing that date to the next payment date subsequent to August 31, 2016. We noted no exceptions.

We were not engaged to and did not conduct an examination or review, the objective of which is the expression of opinion or limited assurance on the accuracy of the Company’s timeshare loan servicing system or the completeness of the Company’s timeshare loan documents. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Addressees and is not intended to be and should not be used by anyone other than these specified parties.

Orlando, Florida

October 7, 2016

4

Exhibit 1 – Sample Loans (Refer to Procedure 2)

Sample Loans

Sample Loan Number	Loan Number		Sample Loan Number	Loan Number		Sample Loan Number	Loan Number		Sample Loan Number	Loan Number
1	[REDACTED	]	26	[REDACTED	]	51	[REDACTED	]	76	[REDACTED	]
2	[REDACTED	]	27	[REDACTED	]	52	[REDACTED	]	77	[REDACTED	]
3	[REDACTED	]	28	[REDACTED	]	53	[REDACTED	]	78	[REDACTED	]
4	[REDACTED	]	29	[REDACTED	]	54	[REDACTED	]	79	[REDACTED	]
5	[REDACTED	]	30	[REDACTED	]	55	[REDACTED	]	80	[REDACTED	]
6	[REDACTED	]	31	[REDACTED	]	56	[REDACTED	]	81	[REDACTED	]
7	[REDACTED	]	32	[REDACTED	]	57	[REDACTED	]	82	[REDACTED	]
8	[REDACTED	]	33	[REDACTED	]	58	[REDACTED	]	83	[REDACTED	]
9	[REDACTED	]	34	[REDACTED	]	59	[REDACTED	]	84	[REDACTED	]
10	[REDACTED	]	35	[REDACTED	]	60	[REDACTED	]	85	[REDACTED	]
11	[REDACTED	]	36	[REDACTED	]	61	[REDACTED	]	86	[REDACTED	]
12	[REDACTED	]	37	[REDACTED	]	62	[REDACTED	]	87	[REDACTED	]
13	[REDACTED	]	38	[REDACTED	]	63	[REDACTED	]	88	[REDACTED	]
14	[REDACTED	]	39	[REDACTED	]	64	[REDACTED	]	89	[REDACTED	]
15	[REDACTED	]	40	[REDACTED	]	65	[REDACTED	]	90	[REDACTED	]
16	[REDACTED	]	41	[REDACTED	]	66	[REDACTED	]	91	[REDACTED	]
17	[REDACTED	]	42	[REDACTED	]	67	[REDACTED	]	92	[REDACTED	]
18	[REDACTED	]	43	[REDACTED	]	68	[REDACTED	]	93	[REDACTED	]
19	[REDACTED	]	44	[REDACTED	]	69	[REDACTED	]	94	[REDACTED	]
20	[REDACTED	]	45	[REDACTED	]	70	[REDACTED	]	95	[REDACTED	]
21	[REDACTED	]	46	[REDACTED	]	71	[REDACTED	]	96	[REDACTED	]
22	[REDACTED	]	47	[REDACTED	]	72	[REDACTED	]	97	[REDACTED	]
23	[REDACTED	]	48	[REDACTED	]	73	[REDACTED	]	98	[REDACTED	]
24	[REDACTED	]	49	[REDACTED	]	74	[REDACTED	]	99	[REDACTED	]
25	[REDACTED	]	50	[REDACTED	]	75	[REDACTED	]	100	[REDACTED	]

5

Exhibit 2 – List of Sample Characteristics and Source Documents (Refer to Procedure 3)

Sample Characteristics	Source Documents

Original Principal Balance	Promissory Note, Purchase Agreement

Current Principal Balance	Daybreak Loan Servicing System

Condo Association	Promissory Note, Purchase Agreement

Current Term	Promissory Note, Purchase Agreement

Term Paid	Daybreak Loan Servicing System

Current Rate	Promissory Note, Purchase Agreement

Obligor State	Promissory Note, Purchase Agreement

Obligor Country	Promissory Note, Purchase Agreement

Down Payment Amount Statement	Purchase Agreement, HUD-1 Settlement Statement

FICO Score	Electronic download from the credit agency’s website for the respective day the original FICO score was obtained

Payment Status	Daybreak Loan Servicing System

Payment Type	Daybreak Loan Servicing System